INVENTORY (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory, net	$ 480,046	$ 668,567
QPAGOS Corporation - Parent Company [Member]
Inventory, net		668,567	$ 646,986
Kiosks and Accessories [Member]
Inventory, net	$ 480,046	668,567
Kiosks and Accessories [Member] | QPAGOS Corporation - Parent Company [Member]
Inventory, net		668,567	106,047
Kiosks And Spare Parts In Transit [Member] | QPAGOS Corporation - Parent Company [Member]
Inventory, net			405,568
Spare Parts [Member] | QPAGOS Corporation - Parent Company [Member]
Inventory, net			$ 135,371